Pension and Other Postretirement Benefits (Details) (USD $) In Millions, unless otherwise specified	3 Months Ended		12 Months Ended			3 Months Ended		12 Months Ended			3 Months Ended		12 Months Ended				1 Months Ended			12 Months Ended
	Mar. 31, 2014	Mar. 31, 2013	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011	Mar. 31, 2014 Pension Plans, Defined Benefit [Member]	Mar. 31, 2013 Pension Plans, Defined Benefit [Member]	Dec. 31, 2013 Pension Plans, Defined Benefit [Member]	Dec. 31, 2012 Pension Plans, Defined Benefit [Member]	Dec. 31, 2011 Pension Plans, Defined Benefit [Member]	Mar. 31, 2014 Other Postretirement Benefit Plans, Defined Benefit [Member]	Mar. 31, 2013 Other Postretirement Benefit Plans, Defined Benefit [Member]	Dec. 31, 2013 Other Postretirement Benefit Plans, Defined Benefit [Member]	Dec. 31, 2012 Other Postretirement Benefit Plans, Defined Benefit [Member]	Dec. 31, 2011 Other Postretirement Benefit Plans, Defined Benefit [Member]	Dec. 31, 2012 Zanesville Works Retiree Healthcare Benefits Litigation [Member] Other Postretirement Benefit Plans, Defined Benefit [Member]	Apr. 30, 2014 Subsequent Event [Member] Pension Plans, Defined Benefit [Member]	Jan. 31, 2014 Subsequent Event [Member] Pension Plans, Defined Benefit [Member]	Dec. 31, 2013 Zanesville Works Retiree Healthcare Benefits Litigation [Member] Other Postretirement Benefit Plans, Defined Benefit [Member]	Dec. 31, 2013 Butler and Zanesville Works Retiree Healthcare Benefits Litigation [Member] Other Postretirement Benefit Plans, Defined Benefit [Member]	Dec. 31, 2012 Butler and Zanesville Works Retiree Healthcare Benefits Litigation [Member] Other Postretirement Benefit Plans, Defined Benefit [Member]
Defined Benefit Plan Disclosure [Line Items]
Future pension contributions 2014								$ 205.0
Contributions to pension trust	41.3	30.0	181.1	170.2	170.0	41.3											71.1	41.3
Defined Benefit Plans, Estimated Future Employer Contributions, Year Two								105.0
Defined Benefit Plans, Estimated Future Employer Contributions, Year Three								65.0
Defined Benefit Plan, Expected Future Benefit Payments, Next Twelve Months													65.3
Defined Benefit Plan, Estimated Employer Contributions Remaining to be Made in Current Fiscal Year																	84.1
Defined Benefit Plans, Estimated Future Employer Contributions in Current Fiscal Year						196.5
Amount of cash contributions to the VEBA trust in the next fiscal year following the latest fiscal year																			3.1
Change in benefit obligations:
Benefit obligations at beginning of year						3,380.6	3,759.4	3,759.4	3,539.5		479.2	602.0	602.0	713.2
Service cost						0.4	0.6	2.4	3.2	3.2	1.0	1.2	4.7	4.6	4.2
Interest cost						36.7	34.7	138.8	160.2	180.8	5.0	5.3	21.0	31.5	37.9
Plan participants' contributions								0	0				27.0	28.9
Actuarial loss (gain)								(214.8)	364.2				(54.3)	35.9
Amendments								6.0	3.5				0	(87.4)		3.0
Contributions to Butler and Zanesville retirees' VEBA trusts								0	0											(30.8)	(31.7)
Benefits paid								(311.4)	(311.3)				(95.6)	(101.4)
Medicare subsidy reimbursement received								0	0				5.2	8.4
Foreign currency exchange rate changes								0.2	0.1				0	0
Benefit obligations at end of year								3,380.6	3,759.4	3,539.5			479.2	602.0	713.2
Change in plan assets:
Fair value of plan assets at beginning of year						2,808.5	2,591.1	2,591.1	2,377.9		0	0	0	0
Actual gain on plan assets								337.7	347.8				0	0
Employer contributions								191.1	176.7				63.4	64.1
Plan participants' contributions								0	0				27.0	28.9
Benefits paid								(311.4)	(311.3)				(95.6)	(101.4)
Medicare subsidy reimbursement received								0	0				5.2	8.4
Fair value of plan assets at end of year								2,808.5	2,591.1	2,377.9			0	0	0
Funded status								(572.1)	(1,168.3)				(479.2)	(602.0)
Amounts recognized in the consolidated balance sheets:
Current liabilities	(73.4)		(85.9)	(108.6)				(17.5)	(5.7)				(68.4)	(102.9)
Noncurrent liabilities	(908.0)		(965.4)	(1,661.7)				(554.6)	(1,162.6)				(410.8)	(499.1)
Net amount recognized								(572.1)	(1,168.3)				(479.2)	(602.0)
Amounts recognized in accumulated other comprehensive income, before tax:
Actuarial loss (gain)								(16.7)	374.2				(19.8)	36.8
Prior service cost (credit)								18.5	16.3				(318.4)	(398.4)
Net amount recognized								1.8	390.5				(338.2)	(361.6)
Aggregate accumulated benefit obligation								$ 3,362.1	$ 3,740.5